                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

Direct Dial: 564-8149

                                 August 4, 2006

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

     Re:  Optimum Fund Trust (the "Trust")
          File Nos. 333-104654 and 811-21335
          Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the forms of Prospectuses and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed from those filed in  Post-Effective  Amendment No. 5
(the  "Amendment")  to the  Trust's  Registration  Statement  on Form N-1A.  The
Amendment was filed with the Securities and Exchange  Commission  electronically on July 28, 2006.

     Please direct any questions or comments  relating to this  certification to me at (215) 564-8149 or Jonathan M. Kopcsik at (215) 564-8099.

                                  Very truly yours,

                                  /s/ Nathan M. Will
                                  Nathan M. Will

cc:      David F. Connor
         Bruce G. Leto
         Michael D. Mabry